Intangible Assets - Additional Information (Detail) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 11, 2020	Oct. 29, 2010 EUR (€)	Aug. 31, 2007 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intellectual property protection period		20 years	20 years
Milestone Payments | $			$ 0.2
Impairment of intangible assets | €		€ 35.6
Horizon discovery agreement [member]
Disclosure of detailed information about intangible assets [line items]
CAR-T Therapies acquired | $			$ 1.0
Milestone Payments | $	$ 0.4
CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss on intangible assets | €		6.0
Fair value of intellectual rights assets | €		€ 1.5
Description of key assumptions		The recoverable amount associated to this CGU is calculated based fair value less costs to sell model using Level 3 fair value measurements for which the Group developed unobservable inputs and requires the use of assumptions. The calculations use cash flow projections based on business plan ending in 2040 based on probability of success of CYAD-02, CYAD-101 and CYAD-211 product candidates as well as extrapolations of projected cash flows resulting from the future expected sales associated with CYAD-02, CYAD-101 and CYAD-211. CGU recoverable value, determined accordingly, exceeds its carrying amount	The recoverable amount associated to this CGU is calculated based fair value less costs to sell model using Level 3 fair value measurements for which the Group developed unobservable inputs and requires the use of assumptions. The calculations use cash flow projections based on business plan ending in 2040 based on probability of success of CYAD-02, CYAD-101 and CYAD-211 product candidates as well as extrapolations of projected cash flows resulting from the future expected sales associated with CYAD-02, CYAD-101 and CYAD-211. CGU recoverable value, determined accordingly, exceeds its carrying amount
Impairment loss on intangible assets and goodwill | $			$ 0.0
C-Cure [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of impairment allowances carry forward		100.00%
HeartXs assets [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of impairment allowances carry forward		100.00%
CYAD-211 [member] | Horizon discovery agreement [member]
Disclosure of detailed information about intangible assets [line items]
Milestone Payments | $	$ 0.2
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period		20 years	20 years
Intangible assets | €					€ 2.3	€ 9.5
Patents 1 [member] | CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period		18 years	18 years
Impairment loss on intangible assets | €		€ 1.2
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Percenatge of decrease in projected revenue and higher discount rate based on assumption constant				20.00%
Percentage of change in projected revenue and higher discount rate based on assumption constant		20.00%
Bottom of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period		3 years	3 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Percenatge of decrease in projected revenue and higher discount rate based on assumption constant				10.00%
Percentage of change in projected revenue and higher discount rate based on assumption constant		10.00%
Top of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period		5 years	5 years